Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	$ 163,694,286
Ending balance		147,475,912	$ 163,694,286	[1]
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		29,609,013
Ending balance		23,141,785	29,609,013
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		134,085,273
Ending balance		124,334,127	134,085,273
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		520,145,157	339,258,697
Increases		61,380,089	191,640,600
Acquisitions through business combination		219,088,333
Decrease			10,741,833
Transfer		21,127	(12,307)
Ending balance			520,145,157
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 96,183,465	$ 75,691,583
Total life estimated in years		5 years	5 years
Increases		$ 7,605,218	$ 20,492,892
Acquisitions through business combination		52,404,300
Transfer		21,433,761	(1,010)
Ending balance			96,183,465
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 423,961,692	$ 263,567,114
Total life estimated in years		5 years	5 years
Increases		$ 53,774,871	$ 171,147,708
Acquisitions through business combination		166,684,033
Decrease			10,741,833
Transfer		(21,412,634)	(11,297)
Ending balance			423,961,692
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		356,450,871	282,254,602
Decrease		215,889,843	2,946,508
Transfer		857,447	9,246,339
Depreciation for the fiscal year		73,563,653	67,896,438
Ending balance		214,982,128	356,450,871
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		66,574,452	53,004,638
Decrease		51,564,224
Transfer		22,355,273	(2,274)
Depreciation for the fiscal year		12,310,858	13,572,088
Ending balance		49,676,359	66,574,452
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		289,876,419	229,249,964
Decrease		164,325,619	2,946,508
Transfer		(21,497,826)	9,248,613
Depreciation for the fiscal year		61,252,795	54,324,350
Ending balance		$ 165,305,769	$ 289,876,419

[1]	See Note 3.